Finance Costs (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Financial liabilities
Borrowings	R 228	R 424	R 402
Other creditors and liabilities	14	9	2
Total finance costs from financial liabilities	242	433	404
Non-financial liabilities
Streaming arrangements	71	0	0
Total finance costs from non-financial liabilities	441	282	304
Disclosure of attribution of expenses by nature to their function [line items]
Total finance costs before interest capitalised	683	715	708
Borrowing costs capitalised	22	54	133
Total finance costs	R 661	R 661	R 575
Capitalisation rate (%)	3.80%	9.40%	10.40%
Other Provisions
Non-financial liabilities
Expense due to unwinding of discount on provisions	R 74	R 88	R 96
Provision for environmental rehabilitation
Non-financial liabilities
Expense due to unwinding of discount on provisions	R 296	R 194	R 208